Leases - Summary of Right-of-use assets (Detail) ¥ in Millions	12 Months Ended
Dec. 31, 2019 CNY (¥)
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance
Ending Balance	254,736
Gross [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	240,642
Additions	29,929
Reduction	(752)
Ending Balance	269,819
Accumulated depreciation [member]
Disclosure of quantitative information about right-of-use assets [line items]
Additions	(15,184)
Reduction	101
Ending Balance	(15,083)
Net book value [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	240,642
Ending Balance	254,736
Land [member] | Gross [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	153,178
Additions	20,471
Reduction	(752)
Ending Balance	172,897
Land [member] | Accumulated depreciation [member]
Disclosure of quantitative information about right-of-use assets [line items]
Additions	(6,696)
Reduction	101
Ending Balance	(6,595)
Land [member] | Net book value [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	153,178
Ending Balance	166,302
Buildings [member] | Gross [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	83,552
Additions	8,368
Ending Balance	91,920
Buildings [member] | Accumulated depreciation [member]
Disclosure of quantitative information about right-of-use assets [line items]
Additions	(7,369)
Ending Balance	(7,369)
Buildings [member] | Net book value [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	83,552
Ending Balance	84,551
Equipment and Machinery [member] | Gross [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	2,295
Additions	639
Ending Balance	2,934
Equipment and Machinery [member] | Accumulated depreciation [member]
Disclosure of quantitative information about right-of-use assets [line items]
Additions	(718)
Ending Balance	(718)
Equipment and Machinery [member] | Net book value [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	2,295
Ending Balance	2,216
Other assets [member] | Gross [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	1,617
Additions	451
Ending Balance	2,068
Other assets [member] | Accumulated depreciation [member]
Disclosure of quantitative information about right-of-use assets [line items]
Additions	(401)
Ending Balance	(401)
Other assets [member] | Net book value [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	1,617
Ending Balance	¥ 1,667